REVENUE - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue	$ 10,481	$ 17,096	$ 55,249	$ 120,123
Collaboration revenue	261,831	142,828	667,163	314,563
Other revenue	18	281	111	6,033
Total revenue	272,330	160,205	722,523	440,719
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue	10,481	17,065	35,216	45,015
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue	0	31	0	75,108
Related Party Sublicense
Disclosure of disaggregation of revenue from contracts with customers [line items]
License revenue	$ 0	$ 0	$ 20,033	$ 0
Percentage of revenue license agreement, revenue received from sublicensing to third parties	10.00%